Non-Controlling Interests - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Apollo Global Management Inc [Member]
Disclosure of noncontrolling interests [line items]
Percentage of minority interest sold			49.90%
Proceeds from sales of investments accounted for using equity method			$ 3,000
Ambev [member]
Disclosure of noncontrolling interests [line items]
Proportion of ownership interests in subsidiary	61.77%
Dividends paid to non-controlling interests	$ 1,000	$ 800	700
Budweiser APAC [Member]
Disclosure of noncontrolling interests [line items]
Proportion of ownership interests in subsidiary	87.22%
Dividends paid to non-controlling interests	$ 83	$ 67	$ 59